Revenues (Details 1) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Revenue Explanatory [Abstract]
Excise taxes	€ 11,378	€ 11,913	€ 11,889
Services recharged to joint venture partners	4,702	4,441	5,609
Sales to service station managers for sales billed to holders of credit cards	1,675	1,553	1,643
Exchanges of oil sales (excluding excise taxes)	994	878	1,154
Cost of sales	€ 18,749	€ 18,785	€ 20,295